EMPLOYEE BENEFITS (10K Details) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Summary of stock option program activity
Outstanding at beginning of year (in shares)	604,586	629,936	759,684
Granted (in shares)		17,500
Exercised (in shares)	(21,900)	(23,400)	(84,456)
Expired (in shares)	(9,875)
Forfeited (in shares)	(20,651)	(19,450)	(45,292)
Outstanding at end of year (in shares)	552,160	604,586	629,936
Exercisable at end of year (in shares)	540,494	586,386	578,387
Stock Option Program, Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)	$ 11.26	$ 11.20	$ 10.56
Granted (in dollars per share)		$ 8.39
Exercised (in dollars per share)	$ 8.82	$ 8.99	$ 5.96
Expired (in dollars per share)	$ 12.69
Forfeited (in dollars per share)	$ 12.57	$ 9.53	$ 10.18
Outstanding at end of year (in dollars per share)	$ 11.28	$ 11.26	$ 11.20
Exercisable at end of year (in dollars per share)	$ 11.34	$ 11.35	$ 11.19
Stock Option Program, Aggregate Intrinsic Value
Outstanding at end of year (in dollars)	$ 728,920
Exercisable at end of year (in dollars)	692,638
Stock Option Program, Weighted Average Remaining Contractual Life
Outstanding at end of year	3 years 2 months 12 days
Exercisable at end of year	3 years 1 month 6 days
Restricted Stock [Member]
Summary of restricted stock award activity
Nonvested at beginning of year (in shares)	269,530	365,170	115,078
Granted (in shares)	30,596	42,221	298,727
Vested (in shares)	(39,868)	(137,861)	(47,877)
Forfeited (in shares)	(102,779)		(758)
Nonvested at end of year (in shares)	157,479	269,530	365,170
Restricted Stock Awards, Weighted Average Grant-Date Fair Value
Nonvested at beginning of year (in dollars per share)	$ 7.31	$ 7.13	$ 6.89
Granted (in dollars per share)	$ 10.23	$ 8.72	$ 7.05
Vested (in dollars per share)	$ 7.61	$ 7.27	$ 6.02
Forfeited (in dollars per share)	$ 7.32		$ 6.59
Nonvested at end of year (in dollars per share)	$ 7.80	$ 7.31	$ 7.13
Restricted Stock [Member] | Minimum [Member]
STOCK-BASED COMPENSATION
Vesting period	2 years
Restricted Stock [Member] | Maximum [Member]
STOCK-BASED COMPENSATION
Vesting period	5 years
Restricted Stock [Member] | Performance Shares [Member] | Executive Officer [Member]
Summary of restricted stock award activity
Granted (in shares)		15,000	250,000
Restricted stock awards
Number of executive officers to whom awards are granted		1	6
Percentage of shares received required to be held			33.33%
Period from the date of date of vesting during which awards received are required to be held			5 years
Restricted Stock [Member] | Performance Shares [Member] | Date Of Filing Of Annual Report Ending September2012 [Member] | Executive Officer [Member]
Restricted stock awards
Percentage of restricted stock which will vest			25.00%
Restricted Stock [Member] | Performance Shares [Member] | Date Of Filing Of Annual Report Ending September2013 [Member] | Executive Officer [Member]
Restricted stock awards
Percentage of restricted stock which will vest		33.33%	25.00%
Restricted Stock [Member] | Performance Shares [Member] | Date Of Filing Of Annual Report Ending September2014 [Member] | Executive Officer [Member]
Restricted stock awards
Percentage of restricted stock which will vest		66.67%	50.00%
Stock Option [Member]
STOCK-BASED COMPENSATION
Expiration period	10 years
Stock option program
Weighted-average fair value per share of options granted (in dollars per share)		$ 2.12
Cash received from stock options exercised	193,000	210,000	503,000
Total intrinsic value of stock options exercised	$ 54,000	$ 17,000	$ 110,000
Stock Option [Member] | Minimum [Member]
STOCK-BASED COMPENSATION
Vesting period	3 years
Stock Option [Member] | Maximum [Member]
STOCK-BASED COMPENSATION
Vesting period	5 years
Stock Option [Member] | Executive Officers And Directors [Member]
Summary of stock option program activity
Exercised (in shares)	18,500
Stock Based Incentive Plans [Member]
STOCK-BASED COMPENSATION
Reserved but unissued shares that can be awarded in the form of stock options or restricted share awards	637,238